STATEMENT OF STOCKHOLDERS' DEFICIT - USD ($)	Total	Note convertible at $6.68 per share [Member]	Note convertible at $6.68 per share [Member]	Note convertible at $5.85 per share [Member]	Note convertible at $5.03 per share [Member]	Note convertible at $5.14 per share [Member]	Note convertible at $5.00 per share [Member]	Note convertible at $5.26 per share [Member]	Note convertible at $5.26 per share [Member]	Note convertible at $5.95 per share [Member]	Note convertible at $5.05 per share [Member]	Note convertible at $2.90 per share [Member]	Note convertible at $2.96 per share [Member]	Note convertible at $2.91 per share [Member]	Note convertible at $2.77 per share [Member]	Note convertible at $2.25 per share [Member]	Shares issued at $20.63 per share [Member]	Shares issued at $18.75 per share [Member]	Shares issued at $19.50 per share [Member]	Shares issued at $11.25 per share [Member]	Shares issued at $18.75 per share [Member]	Shares issued at $19.50 per share [Member]	Shares issued at $19.50 per share [Member]	Shares issued at $19.50 per share [Member]	Shares issued at $9.75 per share [Member]	Shares issued at $9.75 per share [Member]	Option exercisable at $1.25 per share [Member]	Option exercisable at $5.25 per share [Member]	Option exercisable at $5.25 per share [Member]	Warrant exercisable at $15.00 per share [Member]	Warrant exercisable at $12.75 per share [Member]	Warrant exercisable at $.75 per share [Member]	Warrant exercisable at $13.50 per share [Member]	Warrant exercisable at $7.50 per share [Member]	Warrant exercisable at $5.63 per share [Member]	Warrant exercisable at $12.75 per share [Member]	Warrant exercisable at $11.25 per share [Member]	Warrant exercisable at $13.50 per share [Member]	Warrant exercisable at $9.75 per share [Member]	Warrant exercisable at $5.63 per share [Member]	Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Note convertible at $6.68 per share [Member]	Common Stock [Member] Note convertible at $6.68 per share [Member]	Common Stock [Member] Note convertible at $5.85 per share [Member]	Common Stock [Member] Note convertible at $5.03 per share [Member]	Common Stock [Member] Note convertible at $5.14 per share [Member]	Common Stock [Member] Note convertible at $5.00 per share [Member]	Common Stock [Member] Note convertible at $5.26 per share [Member]	Common Stock [Member] Note convertible at $5.26 per share [Member]	Common Stock [Member] Note convertible at $5.95 per share [Member]	Common Stock [Member] Note convertible at $5.05 per share [Member]	Common Stock [Member] Note convertible at $2.90 per share [Member]	Common Stock [Member] Note convertible at $2.96 per share [Member]	Common Stock [Member] Note convertible at $2.91 per share [Member]	Common Stock [Member] Note convertible at $2.77 per share [Member]	Common Stock [Member] Note convertible at $2.25 per share [Member]	Common Stock [Member] Shares issued at $20.63 per share [Member]	Common Stock [Member] Shares issued at $18.75 per share [Member]	Common Stock [Member] Shares issued at $19.50 per share [Member]	Common Stock [Member] Shares issued at $11.25 per share [Member]	Common Stock [Member] Shares issued at $18.75 per share [Member]	Common Stock [Member] Shares issued at $19.50 per share [Member]	Common Stock [Member] Shares issued at $19.50 per share [Member]	Common Stock [Member] Shares issued at $19.50 per share [Member]	Common Stock [Member] Shares issued at $9.75 per share [Member]	Common Stock [Member] Shares issued at $9.75 per share [Member]	Common Stock [Member] Option exercisable at $1.25 per share [Member]	Common Stock [Member] Option exercisable at $5.25 per share [Member]	Common Stock [Member] Option exercisable at $5.25 per share [Member]	Common Stock [Member] Warrant exercisable at $15.00 per share [Member]	Common Stock [Member] Warrant exercisable at $12.75 per share [Member]	Common Stock [Member] Warrant exercisable at $.75 per share [Member]	Common Stock [Member] Warrant exercisable at $13.50 per share [Member]	Common Stock [Member] Warrant exercisable at $7.50 per share [Member]	Common Stock [Member] Warrant exercisable at $5.63 per share [Member]	Common Stock [Member] Warrant exercisable at $12.75 per share [Member]	Common Stock [Member] Warrant exercisable at $11.25 per share [Member]	Common Stock [Member] Warrant exercisable at $13.50 per share [Member]	Common Stock [Member] Warrant exercisable at $9.75 per share [Member]	Common Stock [Member] Warrant exercisable at $5.63 per share [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Note convertible at $6.68 per share [Member]	Additional Paid-in Capital [Member] Note convertible at $6.68 per share [Member]	Additional Paid-in Capital [Member] Note convertible at $5.85 per share [Member]	Additional Paid-in Capital [Member] Note convertible at $5.03 per share [Member]	Additional Paid-in Capital [Member] Note convertible at $5.14 per share [Member]	Additional Paid-in Capital [Member] Note convertible at $5.00 per share [Member]	Additional Paid-in Capital [Member] Note convertible at $5.26 per share [Member]	Additional Paid-in Capital [Member] Note convertible at $5.26 per share [Member]	Additional Paid-in Capital [Member] Note convertible at $5.95 per share [Member]	Additional Paid-in Capital [Member] Note convertible at $5.05 per share [Member]	Additional Paid-in Capital [Member] Note convertible at $2.90 per share [Member]	Additional Paid-in Capital [Member] Note convertible at $2.96 per share [Member]	Additional Paid-in Capital [Member] Note convertible at $2.91 per share [Member]	Additional Paid-in Capital [Member] Note convertible at $2.77 per share [Member]	Additional Paid-in Capital [Member] Note convertible at $2.25 per share [Member]	Additional Paid-in Capital [Member] Shares issued at $20.63 per share [Member]	Additional Paid-in Capital [Member] Shares issued at $18.75 per share [Member]	Additional Paid-in Capital [Member] Shares issued at $19.50 per share [Member]	Additional Paid-in Capital [Member] Shares issued at $11.25 per share [Member]	Additional Paid-in Capital [Member] Shares issued at $18.75 per share [Member]	Additional Paid-in Capital [Member] Shares issued at $19.50 per share [Member]	Additional Paid-in Capital [Member] Shares issued at $19.50 per share [Member]	Additional Paid-in Capital [Member] Shares issued at $19.50 per share [Member]	Additional Paid-in Capital [Member] Shares issued at $9.75 per share [Member]	Additional Paid-in Capital [Member] Shares issued at $9.75 per share [Member]	Additional Paid-in Capital [Member] Option exercisable at $1.25 per share [Member]	Additional Paid-in Capital [Member] Option exercisable at $5.25 per share [Member]	Additional Paid-in Capital [Member] Option exercisable at $5.25 per share [Member]	Additional Paid-in Capital [Member] Warrant exercisable at $15.00 per share [Member]	Additional Paid-in Capital [Member] Warrant exercisable at $12.75 per share [Member]	Additional Paid-in Capital [Member] Warrant exercisable at $.75 per share [Member]	Additional Paid-in Capital [Member] Warrant exercisable at $13.50 per share [Member]	Additional Paid-in Capital [Member] Warrant exercisable at $7.50 per share [Member]	Additional Paid-in Capital [Member] Warrant exercisable at $5.63 per share [Member]	Additional Paid-in Capital [Member] Warrant exercisable at $12.75 per share [Member]	Additional Paid-in Capital [Member] Warrant exercisable at $11.25 per share [Member]	Additional Paid-in Capital [Member] Warrant exercisable at $13.50 per share [Member]	Additional Paid-in Capital [Member] Warrant exercisable at $9.75 per share [Member]	Additional Paid-in Capital [Member] Warrant exercisable at $5.63 per share [Member]	Deficit [Member]	Deficit [Member] Shares issued at $19.50 per share [Member]	Deficit [Member] Shares issued at $19.50 per share [Member]	Deficit [Member] Shares issued at $19.50 per share [Member]	Deficit [Member] Shares issued at $19.50 per share [Member]	Deficit [Member] Shares issued at $9.75 per share [Member]
Balance at Dec. 31, 2012	$ (3,303,203)																																									$ 13,900																																								$ 15,974,008																																								$ (19,291,111)
Balance (in shares) at Dec. 31, 2012																																										1,389,963
Shares issued to debtors as compensation at $11.25 per share	43,521																																									$ 39																																								43,482
Shares issued to debtors as compensation at $11.25 per share (in shares)																																										3,869
Shares issued under PPM to five investors at $5.25 per share	500,000																																									$ 952																																								499,048
Shares issued under PPM to five investors at $5.25 per share (in shares)																																										95,238
Shares issued to an escrow account underlying a debt agreement	10,000																																									$ 133																																								9,867
Shares issued to an escrow account underlying a debt agreement (in shares)																																										13,333
Shares issued to debtors as compensation at $11.25 per share	34,550																																									$ 31																																								34,519
Shares issued to debtors as compensation at $11.25 per share (in shares)																																										3,071
Shares issued to an institutional investor at $5.25 per share	500,000																																									$ 952																																								499,048
Shares issued to an institutional investor at $5.25 per share (in shares)																																										95,238
Value of shares per an agreement with a former officer	40,480																																																																																	40,480
Shares issued to consultant as compensation at $5.03 per share	16,750																																									$ 33																																								16,717
Shares issued to consultant as compensation at $5.03 per share (in shares)																																										3,333
Value of Equity instruments issued with debt	392,556																																																																																	392,556
Shares issued to former consultant exercising options at $.75 per share	2,000																																									$ 27																																								1,973
Shares issued to former consultant exercising options at $.75 per share (in shares)																																										2,667
Shares issued to former CEO exercising options at $.01 per share.	3,333																																									$ 44																																								3,289
Shares issued to former CEO exercising options at $.01 per share. (in shares)																																										4,444
Shares issued upon conversion of four notes payable at $11.25 per share	156,243																																									$ 139																																								156,104
Shares issued upon conversion of four notes payable at $11.25 per share (in shares)																																										13,888
Shares issued for interest to the four notes payable at $11.25 per share	11,170																																									$ 10																																								11,160
Shares issued for interest to the four notes payable at $11.25 per share (in shares)																																										993
Shares issued for cashless exercise of warrants at $9.00 per share	2,778																																									$ 37																																								2,741
Shares issued for cashless exercise of warrants at $9.00 per share (in shares)																																										3,704
Shares issued for cashless exercise of warrants at $12.00 per share	1,633																																									$ 22																																								1,611
Shares issued for cashless exercise of warrants at $12.00 per share (in shares)																																										2,178
Shares issued for cashless exercise of warrants at $11.25 per share	6,327																																									$ 84																																								6,243
Shares issued for cashless exercise of warrants at $11.25 per share (in shares)																																										8,436
Shares issued for cashless exercise of warrants at $15.00 per share	2,618																																									$ 35																																								2,583
Shares issued for cashless exercise of warrants at $15.00 per share (in shares)																																										3,491
Shares issued to 24 warrant holders exercised at a reduced price for $7.50 per share	1,044,490																																									$ 1,393																																								1,043,097
Shares issued to 24 warrant holders exercised at a reduced price for $7.50 per share (in shares)																																										139,265
Shares issued to 4 PPM investors converting notes at $9.00 per share	316,504																																									$ 352																																								316,152
Shares issued to 4 PPM investors converting notes at $9.00 per share (in shares)																																										35,167
Shares issued to 10 PPM investors converting notes at $13.50 per share	1,020,200																																									$ 721																																								1,019,479
Shares issued to 10 PPM investors converting notes at $13.50 per share (in shares)																																										72,072
Shares issued to consultant as compensation at $28.50 per share	57,000																																									$ 20																																								56,980
Shares issued to consultant as compensation at $28.50 per share (in shares)																																										2,000
Shares issued for two note conversions at $1.05 per share	994,928																																									$ 9,476																																								985,452
Shares issued for two note conversions at $1.05 per share (in shares)																																										947,551
Shares issued for warrant exercise at $11.25 per share	160,715																																									$ 143																																								160,572
Shares issued for warrant exercise at $11.25 per share (in shares)																																										14,286
Shares issued for a cashless exercise of warrants at $7.50 per share	30,244																																									$ 403																																								29,841
Shares issued for a cashless exercise of warrants at $7.50 per share (in shares)																																										40,325
Shares issued to an investor for a cashless exercise of warrants at $12.75 per share	2,044																																									$ 27																																								2,017
Shares issued to an investor for a cashless exercise of warrants at $12.75 per share (in shares)																																										2,724
Shares issued for a cashless exercise of warrants at $5.63 per share	5,447																																									$ 73																																								5,374
Shares issued for a cashless exercise of warrants at $5.63 per share (in shares)																																										7,263
Shares issued to former Board Directors as compensation at $24.38 per share	100,000																																									$ 13																																								99,987
Shares issued to former Board Directors as compensation at $24.38 per share (in shares)																																										1,333
Reduced warrant exercise compensation expense	2,140,946																																																																																	2,140,946
Options issued as part of employee bonus	147,500																																																																																	147,500
Shares issued to one investor for cashless warrant exercised at $9.00 per share	2,778																																									$ 37																																								2,741
Shares issued to one investor for cashless warrant exercised at $9.00 per share (in shares)																																										3,704
Shares issued for cashless warrant exercise at $9.75 per share	1,597																																									$ 21																																								1,576
Shares issued for cashless warrant exercise at $9.75 per share (in shares)																																										2,130
Shares issued for interest on two note conversions at $13.50 per share	7,365																																									$ 5																																								7,360
Shares issued for interest on two note conversions at $13.50 per share (in shares)																																										546
Shares issued in settlement with a former noteholder at $20.25 per share	102,060																																									$ 50																																								102,010
Shares issued in settlement with a former noteholder at $20.25 per share (in shares)																																										5,040
Shares issued for a stock option exercise at $4.88 per share	650																																									$ 1																																								649
Shares issued for a stock option exercise at $4.88 per share (in shares)																																										133
Shares issued to one warrant holder executed at a reduced price of $9.38 per share	125,000																																									$ 133																																								124,867
Shares issued to one warrant holder executed at a reduced price of $9.38 per share (in shares)																																										13,333
Shares issued for option exercise at $5.25 per share	1,190																																									$ 2																																								1,188
Shares issued for option exercise at $5.25 per share (in shares)																																										227
Shares issued for cashless warrant exercise at $5.63 per share	1,167																																									$ 16																																								1,151
Shares issued for cashless warrant exercise at $5.63 per share (in shares)																																										1,556
Vesting expense	1,505,270																																																																																	$ 1,505,270
Net loss	(9,406,304)																																																																																																																									(9,406,304)
Balance at Dec. 31, 2013	(3,218,454)																																									$ 29,325																																								$ 25,449,636																																								(28,697,415)
Balance (in shares) at Dec. 31, 2013																																										2,932,501
Shares issued for warrant exercise																														$ 1,296	$ 2,493	$ 1,630	$ 36,000	$ 3,605	$ 2,333	$ 224		$ 2,794	$ 1,058	$ 62,500																															$ 17	$ 33	$ 22	$ 27	$ 48	$ 31	$ 3		$ 37	$ 14	$ 111																														$ 1,279	$ 2,460	$ 1,608	$ 35,973	$ 3,557	$ 2,302	$ 221		$ 2,757	$ 1,044	$ 62,389
Shares issued for warrant exercise, shares																																																																							1,728	3,323	2,174	2,667	4,807	3,112	299		3,725	1,410	11,111
Shares issued for option exercise																											$ 5,430	$ 1,400	$ 1,750																																							$ 43	$ 3	$ 3																																						$ 5,387	$ 1,397	$ 1,747
Shares issued for option exercise, shares																																																																				4,336	267	333
Shares issued as Investor Relations compensation																	$ 41,250	$ 25,000		$ 24,000	$ 25,000																																					$ 20	$ 13		$ 21	$ 13																																				$ 41,230	$ 24,987		$ 23,979	$ 24,987
Shares issued as Investor Relations compensation, shares																																																										2,000	1,333		2,133	1,333
Value of reduction in escrow account per settlement agreement.	(3,333)																																									$ (44)																																								(3,289)
Reduction in escrow account per settlement agreement, shares																																										(4,444)
Shares issued to 16 shareholders of Series A Convertible Preferred Stock																								$ (1)													$ 52,500																							$ 10			$ 16	$ 16	$ 16													$ 78																						$ 18,909			$ 30,384	$ 30,385	$ 30,385													$ 52,422					$ (18,919)	$ (30,400)	$ (30,401)	$ (30,402)
Shares issued to 16 shareholders of Series A Convertible Preferred Stock, shares																																																												972			1,561	1,561	1,561													7,778
Vesting Expense	705,434																																																																																	705,434
Options issued as part of employee bonus	694,500																																																																																	694,500
Issuance of Preferred stock	2,055,001																																								$ 206																																									2,054,795
Value of equity instruments issued with debt	$ 313,175																																																																																	313,175
Shares issued for a note conversion		$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 30,000	$ 30,000	$ 280,616																																$ 30	$ 30	$ 34	$ 38	$ 39	$ 40	$ 38	$ 57	$ 50	$ 556																															$ 19,970	$ 19,970	$ 19,966	$ 19,962	$ 19,961	$ 19,960	$ 19,962	$ 29,943	$ 29,950	$ 280,060
Shares issued for a note conversion, shares	1,559																																										3,018	3,019	3,435	3,894	3,894	3,997	3,804	5,706	5,044	55,568
Shares issued into an escrow account per settlement agreement	$ 137																																									$ 137
Shares issued into an escrow account per settlement agreement, shares																																										13,700
Shares adjusted for rounding per reverse stock split	2																																									$ 1																																								1
Shares adjusted for rounding per reverse stock split, shares																																										106
Value of Equity instruments issued with debt	313,175																																																																																	313,175
Shares issued for cashless warrant exercise at $15.00 per share	1,296																																									$ 17																																								1,279
Shares issued for cashless warrant exercise at $15.00 per share (in shares)																																										1,728
Shares issued for option exercise at $1.25 per share	5,430																																									$ 43																																								5,387
Shares issued for option exercise at $1.25 per share (in shares)																																										4,336
Shares issued at $20.63 per share as Investor Relations compensation	41,250																																									$ 20																																								41,230
Shares issued at $20.63 per share as Investor Relations compensation (in shares)																																										2,000
Shares issued for cashless warrant exercise at $12.75 per share	2,493																																									$ 33																																								2,460
Shares issued for cashless warrant exercise at $12.75 per share (in shares)																																										3,323
Shares issued for an option exercise at $5.25 per share	1,400																																									$ 3																																								1,397
Shares issued for an option exercise at $5.25 per share (in shares)																																										267
Shares issued for cashless warrant exercise at $.75 per share	1,630																																									$ 22																																								1,608
Shares issued for cashless warrant exercise at $.75 per share (in shares)																																										2,174
Shares issued for warrant exercise at $13.50 per share	36,000																																									$ 27																																								35,973
Shares issued for warrant exercise at $13.50 per share (in shares)																																										2,667
Shares issued at $18.75 per share as Investor Relations compensation	25,000																																									$ 13																																								24,987
Shares issued at $18.75 per share as Investor Relations compensation (in shares)																																										1,333
Reduction in escrow account per settlement agreement	(3,333)																																									$ (44)																																								(3,289)
Reduction in escrow account per settlement agreement (in shares)																																										(4,444)
Shares issued for cashless warrant exercise at $7.50 per share	3,605																																									$ 48																																								3,557
Shares issued for cashless warrant exercise at $7.50 per share (in shares)																																										4,807
Shares issued for cashless warrant exercise at $5.63 per share	2,333																																									$ 31																																								2,302
Shares issued for cashless warrant exercise at $5.63 per share (in shares)																																										3,112
Shares issued for cashless warrant exercise at $12.75 per share	$ 224																																									$ 3																																								221
Shares issued for cashless warrant exercise at $12.75 per share (in shares)																																										299
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Dividends as converted to common shares at $19.50 per share																																										$ 10																																								18,909																																								(18,919)
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Dividends as converted to common shares at $19.50 per share (in shares)																																										972
Vesting expense	$ 705,434																																																																																	705,434
Options issued as part of employee bonus	694,500																																																																																	694,500
Shares issued for combined cashless and cash warrant exercise @ $11.25 per share.	52,500																																									$ 78																																								52,422
Shares issued for combined cashless and cash warrant exercise @ $11.25 per share. (in shares)																																										7,778
Issuance of Preferred stock	2,055,001																																								206																																									2,054,795
Shares issued to Investor Relations consultant exercisable at $11.25 per share	24,000																																									$ 21																																								23,979
Shares issued to Investor Relations consultant exercisable at $11.25 per share (in shares)																																										2,133
Shares issued to Investor Relations consultant exercisable at $18.75 per share	25,000																																									$ 13																																								24,987
Shares issued to Investor Relations consultant exercisable at $18.75 per share (in shares)																																										1,333
Shares issued for cashless warrant exercise at $13.50 per share	$ 2,794																																									$ 37																																								2,757
Shares issued for cashless warrant exercise at $13.50 per share (in shares)																																										3,725
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Dividends as converted to common shares at $19.50 per share																																										$ 16																																								30,384																																								(30,400)
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Dividends as converted to common shares at $19.50 per share (in shares)																																										1,561
Shares issued for cashless warrant exercise at $9.75 per share	$ 1,058																																									$ 14																																								1,044
Shares issued for cashless warrant exercise at $9.75 per share (in shares)																																										1,410
Shares issued for a cash warrant exercise at $5.63 per share	62,500																																									$ 111																																								62,389
Shares issued for a cash warrant exercise at $5.63 per share (in shares)																																										11,111
Shares issued for an option exercise at $5.25 per share	1,750																																									$ 3																																								1,747
Shares issued for an option exercise at $5.25 per share (in shares)																																										333
Shares issued for a note conversion at $6.68 per share	20,000																																									$ 30																																								19,970
Shares issued for a note conversion at $6.68 per share (in shares)																																										3,018
Shares issued for a note conversion at $6.68 per share	20,000																																									$ 30																																								19,970
Shares issued for a note conversion at $6.68 per share (in shares)																																										3,019
Shares issued for a note conversion at $5.85 per share	20,000																																									$ 34																																								19,966
Shares issued for a note conversion at $5.85 per share (in shares)																																										3,435
Shares issued for a note conversion at $5.03 per share	$ 20,000																																									$ 38																																								19,962
Shares issued for a note conversion at $5.03 per share (in shares)																																										3,894
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Dividends as converted to common shares at $19.50 per share																																										$ 16																																								30,385																																								(30,401)
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Dividends as converted to common shares at $19.50 per share (in shares)																																										1,561
Shares issued for a note conversion at $5.14 per share	$ 20,000																																									$ 39																																								19,961
Shares issued for a note conversion at $5.14 per share (in shares)																																										3,894
Shares issued for a note conversion at $5.00 per share	20,000																																									$ 40																																								19,960
Shares issued for a note conversion at $5.00 per share (in shares)																																										3,997
Shares issued for a note conversion at $5.26 per share	20,000																																									$ 38																																								19,962
Shares issued for a note conversion at $5.26 per share (in shares)																																										3,804
Shares issued for a note conversion at $5.26 per share	30,000																																									$ 57																																								29,943
Shares issued for a note conversion at $5.26 per share (in shares)																																										5,706
Shares issued for a note conversion at $5.95 per share	30,000																																									$ 50																																								$ 29,950
Shares issued for a note conversion at $5.95 per share (in shares)																																										5,044
Shares issued into an escrow account per settlement agreement	137																																									$ 137
Shares issued into an escrow account per settlement agreement (in shares)																																										13,700
Shares issued for a note conversion at $5.05 per share	280,616																																									$ 556																																								$ 280,060
Shares issued for a note conversion at $5.05 per share (in shares)																																										55,568
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Dividends as converted to common shares at $19.50 per share	(1)																																									$ 16																																								30,385																																								$ (30,402)
Shares issued to 16 shareholders of Series A Convertible Preferred Stock Dividends as converted to common shares at $19.50 per share (in shares)																																										1,561
Shares adjusted for rounding per reverse stock split	2																																									$ 1																																								$ 1
Shares adjusted for rounding per reverse stock split (in shares)																																										106
Net loss	(6,833,568)																																																																																																																									$ (6,833,568)
Balance at Dec. 31, 2014	(5,516,227)																																								206	$ 30,927																																								$ 30,093,745																																								(35,641,105)
Balance (in shares) at Dec. 31, 2014																																										3,092,766
Value of reduction in escrow account per settlement agreement.	(3,333)																																									$ (44)																																								(3,289)
Reduction in escrow account per settlement agreement, shares																																										(4,444)
Shares issued to 16 shareholders of Series A Convertible Preferred Stock																										$ (1)																																								$ 31	$ 31																																							$ (31)	$ 30,369																				$ (30,401)
Shares issued to 16 shareholders of Series A Convertible Preferred Stock, shares																																																																		3,122	3,121
Vesting Expense	72,116																																																																																	$ 72,116
Issuance of Preferred stock	2,055,000
Shares issued for a note conversion												$ 10,000	$ 20,000	$ 30,000	$ 33,478	$ 35,000																																					$ 34	$ 68	$ 103	$ 120	$ 156																																				$ 9,966	$ 19,932	$ 29,897	$ 33,358	$ 34,844
Shares issued for a note conversion, shares																																																					3,447	6,762	10,313	12,098	15,552
Net loss	(225,795)																																																																																																																									(225,795)
Balance at Mar. 31, 2015	$ (5,544,762)																																								$ 206	$ 31,426																																								$ 30,320,907																																								$ (35,897,301)
Balance (in shares) at Mar. 31, 2015																																										3,142,737